Prospectus Supplement dated May 1, 2015
Prospectus Form #
Product Name	Prospectus Date	National	New York
RiverSource Retirement Advisor Variable Annuity® - NY	April 29, 2013		S-6471 L (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity - NY	April 29, 2013		S-6410 (4/13)
RiverSource Retirement Advisor Variable Annuity® — Band 3	May 1, 2009	S-6477 N (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity — Band 3	May 1, 2009	S-6407 K (5/09)
This supplement describes additional underlying funds that will be offered under variable annuity contracts (the “Contracts”) described above. Please retain this supplement with your latest printed prospectus for future reference.
Effective on May 1, 2015, the following additional underlying funds will be available under your Contract:
•	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
•	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
•	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
•	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
In conjunction with change described above, the following revisions are made in your prospectus.
I.	The table entitled “Annual Operating Expenses of the Funds” in the “Expense Summary” section in your prospectus is hereby amended to include the new underlying funds.
Annual Operating Expenses of the Funds
The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Total annual operating expenses of each fund*
Fund name	Management fees (%)	Distribution and/or Service 12b-1 fees (%)	Other expenses (%)	Acquired fund fees and expenses (%)**	Total annual operating expenses (%)	Contractual fee waiver and/or expense reimbursement (%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02
*  The Funds provided the information on their expenses and we have not independently verified the information.
**  Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

II.	The section in your prospectus titled “The Funds” is hereby amended to include description for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6477-8 A (5/15)
2